Current and long-term debt - SPDB-FL lease financing (Details)	1 Months Ended
	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) tanker	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
2020 SPDB-FL Lease Financing
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 96,500,000
Net debt to capitalization ratio		0.70
Consolidated tangible net worth		$ 650,000,000
Minimum ratio for fair value of vessels		115.00%
2020 SPDB-FL Lease Financing | STI Donald C Trauscht and STI San Telmo
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, term		7 years
2020 SPDB-FL Lease Financing | STI Esles II and STI Jardins
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, term		8 years
2020 SPDB-FL Lease Financing | London Interbank Offered Rate (LIBOR) | STI Donald C Trauscht, STI Esles II, STI San Telmo and STI Jardins
Disclosure of detailed information about financial instruments [line items]
Adjustment to interest rate basis		3.05%
2020 SPDB-FL Lease Financing | Vessels | MR | STI Donald C Trauscht, STI Esles II, STI San Telmo and STI Jardins
Disclosure of detailed information about financial instruments [line items]
Number of vessels under finance lease arrangements | tanker		4
Periodic payment per vessel		$ 400,000
Borrowing to be deposited with lessor (percent)	3.00%
Aggregate deposit required	$ 2,900,000
Borrowings			$ 1,436,224,000	$ 2,541,678,000